EQUITY - Changes in Number of DSUs and RSUS (Details) - Cash-Settled Share-Based Payment Arrangement $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares
Deferred Stock Unit
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	26,199	29,201	31,426
Granted and reinvested (in shares)	294	330
Number Of Share Options Exercised And Cancelled In Share-Based Payment Arrangement	(3,296)	(2,555)
Restricted Stock
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement		0	20,518
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares			$ 4.07
Granted and reinvested (in shares)		0
Weighted Average Exercise Price Of Share Options Granted And Reinvested (in dollars per share) | $		$ 0
Number Of Share Options Exercised And Cancelled In Share-Based Payment Arrangement		(20,518)
Weighted Average Exercise Price Of Share Options Exercised And Cancelled (in dollars per share) | $		$ 4.07
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares		$ 0